IMPAIRMENT CHARGES (REVERSALS) AND ASSET DERECOGNITION - NET - Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charge related to metal inventory	$ 95.2
Impairment impact on tax recovery	25.3
Impairment charge to adjust the inventories to net realizable value		$ 38.1
Vantage heap leach
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment impact on tax recovery	$ 13.1